UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  November 3, 2005

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       117
Form 13F Information Table Value Total:       $240,204

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amer Home Mortgage Invest Corp COM              02660r107    1,874   61,850 SH       SOLE                   61,850                 0
Amer Supercond.                COM              030111108    1,551  150,004 SH       SOLE                   23,000           127,004
American Express Co            COM              025816109    2,602   45,300 SH       SOLE                   44,400               900
American Power Conv            COM              029066107      492   19,000 SH       SOLE                    3,500            15,500
Amgen Inc                      COM              031162100    3,239   40,650 SH       SOLE                        0            40,650
AmSouth Bancorp                COM              032165102    3,003  118,880 SH       SOLE                        0           118,880
Applebee's Intl Inc            COM              037899101    1,420   68,650 SH       SOLE                   68,650                 0
Arch Coal Inc                  COM              039380100    8,992  133,210 SH       SOLE                   61,225            71,985
Arlington Tankers Ltd          COM              G04899103      588   25,100 SH       SOLE                    4,200            20,900
Atlantic Liberty               COM              048668107      784   28,900 SH       SOLE                   28,900                 0
Australia & New Zealand Bk Grp COM              052528304    1,933   21,080 SH       SOLE                        0            21,080
Avaya Inc                      COM              053499109      414   40,200 SH       SOLE                    7,500            32,700
Bank of Hawaii Corp            COM              062540109    2,384   48,440 SH       SOLE                        0            48,440
Barclays PLC ADR               COM              06738E204    2,493   61,135 SH       SOLE                        0            61,135
Barrick Gold Corp              COM              067901108    1,925   66,270 SH       SOLE                        0            66,270
Bellsouth Corp                 COM              079860102      246    9,350 SH       SOLE                        0             9,350
Bunge Ltd                      COM              G16962105    2,542   48,300 SH       SOLE                   48,300                 0
Burlington Northern            COM              12189T104    3,443   57,580 SH       SOLE                        0            57,580
C H Robinson Worldwide         COM              12541W100    2,520   39,300 SH       SOLE                   39,300                 0
Canadian Pacific               COM              13645T100    2,601   60,550 SH       SOLE                   56,700             3,850
Carbo Ceramics Inc             COM              140781105      247    3,750 SH       SOLE                        0             3,750
Central European Distributors  COM              153435102      381    8,950 SH       SOLE                        0             8,950
ChevronTexaco Corp             COM              166764100      479    7,400 SH       SOLE                    7,400                 0
Cintas Corp                    COM              172908105    2,377   57,900 SH       SOLE                   57,900                 0
Cisco Systems Inc.             COM              17275R102      395   22,050 SH       SOLE                   19,050             3,000
Coca-Cola                      COM              191216100    2,479   57,400 SH       SOLE                   57,400                 0
Cohen Steers RE&UT             COM              19247Y108      526   27,500 SH       SOLE                    3,000            24,500
Cohen Steers REIT              COM              19247X100      396   15,000 SH       SOLE                    2,000            13,000
Colgate Palmolive Co           COM              194162103    1,251   23,700 SH       SOLE                   23,700                 0
Compass Bancshares             COM              20449H109    2,266   49,450 SH       SOLE                   49,450                 0
Comverse Tech                  COM              205862402    2,582   98,275 SH       SOLE                   92,100             6,175
Consolidated Edison Co         COM              209115104      382    7,860 SH       SOLE                    7,860                 0
Constellation Brands           COM              21036P108    3,060  117,700 SH       SOLE                        0           117,700
Corn Products Intl Inc.        COM              219023108    2,043  101,300 SH       SOLE                  101,300                 0
Corporate Exec Board           COM              21988R102      314    4,027 SH       SOLE                        0             4,027
DIRECTV Group                  COM              25459L106      293   19,547 SH       SOLE                    2,017            17,530
Dominion Resources Inc         COM              25746U109    3,937   45,705 SH       SOLE                        0            45,705
Duke Energy Corp               COM              264399106    5,266  180,525 SH       SOLE                   87,900            92,625
EBay                           COM              278642103      214    5,200 SH       SOLE                        0             5,200
Edwards AG Inc Com             COM              281760108      219    5,000 SH       SOLE                    5,000                 0
EMC Corp.                      COM              268648102    1,823  140,850 SH       SOLE                  140,850                 0
Encana Corp                    COM              292505104    9,971  170,995 SH       SOLE                   74,920            96,075
Enerplus Res Fund              COM              29274d604      519   11,000 SH       SOLE                    2,300             8,700
Equity Residential             COM              29476L107    3,272   86,440 SH       SOLE                    9,950            76,490
Exxon Mobil Corp.              COM              302290101    6,000   94,432 SH       SOLE                   50,764            43,668
Factset Research               COM              303075105      241    6,847 SH       SOLE                        0             6,847
First American Corp            COM              318522307    1,366   29,900 SH       SOLE                    3,500            26,400
FPL Group                      COM              302571104    3,379   70,985 SH       SOLE                    4,400            66,585
Genentech                      COM              368710406      500    5,935 SH       SOLE                        0             5,935
General Electric Co            COM              369604103    6,074  180,398 SH       SOLE                  110,053            70,345
Getty Images Inc               COM              374276103    3,177   36,925 SH       SOLE                   32,400             4,525
Gilead Sciences Inc            COM              375558103      296    6,075 SH       SOLE                        0             6,075
Gillette Company               COM              375766102      695   11,946 SH       SOLE                    9,600             2,346
GlobalSantaFe                  COM              G3930E101      557   12,200 SH       SOLE                    2,000            10,200
Healthcare REIT                COM              42217K106    2,745   74,000 SH       SOLE                        0            74,000
Inco Ltd                       COM              453258402    2,849   60,160 SH       SOLE                        0            60,160
Infosys Technology             COM              456788108      362    4,875 SH       SOLE                        0             4,875
Ingersoll-Rand Co - Cl A       COM              G4776G101    2,446   63,970 SH       SOLE                        0            63,970
Intel Corp                     COM              458140100    2,178   88,350 SH       SOLE                   68,065            20,285
ishares MSCI Australia Index   COM              464286103    2,481  126,535 SH       SOLE                    4,000           122,535
ishares MSCI Japan Index Fd    COM              464286848    4,692  384,890 SH       SOLE                  158,700           226,190
J.P. Morgan Chase & Co         COM              46625H100      322    9,500 SH       SOLE                        0             9,500
Johnson & Johnson              COM              478160104      930   14,700 SH       SOLE                   14,200               500
Kansas City Southern           COM              485170104      220    9,450 SH       SOLE                        0             9,450
Kinder Morgan Inc              COM              49455P101    8,182   85,086 SH       SOLE                   32,600            52,486
Kinder Morgan Mgmt             COM              49455U100      635   12,818 SH       SOLE                    2,147            10,671
Legg Mason Inc                 COM              524901105    8,625   78,631 SH       SOLE                   27,489            51,142
Lehman Brothers                COM              524908100    2,530   21,717 SH       SOLE                        0            21,717
Liberty Global Inc ClA         COM              530555101      263    9,720 SH       SOLE                    1,320             8,400
Liberty Global Ser C           COM              530555309      250    9,720 SH       SOLE                    1,320             8,400
Liberty Media                  COM              530718105      505   62,700 SH       SOLE                   11,200            51,500
Marathon Oil                   COM              565849106    2,416   35,050 SH       SOLE                   35,050                 0
Marvell Technology             COM              G5876H105      255    5,525 SH       SOLE                        0             5,525
Merrill Lynch & Co.            COM              590188108    5,542   90,340 SH       SOLE                   46,900            43,440
Microsoft Corp.                COM              594918104    1,856   72,135 SH       SOLE                    1,800            70,335
Minerals Technologies          COM              603158106    1,785   31,200 SH       SOLE                   31,200                 0
Monsanto New                   COM              61166W101    2,490   39,684 SH       SOLE                   39,650                34
New York Cmnty Bancorp         COM              649445103      435   26,500 SH       SOLE                   26,500                 0
News Corp 'A'                  COM              652487802      289   18,520 SH       SOLE                    2,000            16,520
Norfolk Southern Corp          COM              655844108    3,147   77,590 SH       SOLE                        0            77,590
North Fork Bancorp             COM              659424105      290   11,364 SH       SOLE                        0            11,364
Northern Trust Corp            COM              665859104      450    8,900 SH       SOLE                    8,900                 0
Omnicom Group Inc              COM              681919106    2,124   25,400 SH       SOLE                   25,400                 0
Online Resources               COM              68273G101    1,677  158,500 SH       SOLE                   16,000           142,500
Pacific Capital                COM              69404P101      355   10,665 SH       SOLE                    2,666             7,999
Peabody Energy Corp            COM              704549104    4,507   53,435 SH       SOLE                        0            53,435
Pepsico Inc.                   COM              713448108      375    6,610 SH       SOLE                      800             5,810
Plum Creek Timber Co           COM              729251108    3,456   91,155 SH       SOLE                   18,400            72,755
Procter & Gamble Co            COM              742718109    5,768   97,010 SH       SOLE                   48,310            48,700
Qualcomm Inc                   COM              747525103      222    4,970 SH       SOLE                        0             4,970
Quinenco S.A.                  COM              748718103      880   67,200 SH       SOLE                        0            67,200
Rayonier Inc                   COM              754907103    6,087  105,644 SH       SOLE                   51,350            54,294
Royal Dutch Pete               COM              780257804      251    4,000 SH       SOLE                    4,000                 0
Rydex Juno Fund Cl C           COM              783554322    1,023   58,320 SH       SOLE                        0            58,320
Rydex Ursa Advisor Fund        COM              783554538    3,192  393,558 SH       SOLE                        0           393,558
Rydex Ursa Fund Cl C           COM              783554363      696   86,369 SH       SOLE                        0            86,369
Rydex Ursa Fund CL I           COM              783554405    6,336  749,818 SH       SOLE                        0           749,818
Sanofi-Aventis-ADR             COM              80105N105    3,136   75,475 SH       SOLE                    1,000            74,475
Scudder RREEF                  COM              81119R108      368   22,500 SH       SOLE                    3,000            19,500
Senetek PLC ADR                COM              817209307        4   15,000 SH       SOLE                        0            15,000
Senior Housing Properties Trus COM              81721m109    2,482  130,615 SH       SOLE                        0           130,615
Sigma-Aldrich Corp             COM              826552101    2,502   39,050 SH       SOLE                   39,050                 0
Southern Company               COM              842587107    2,753   76,980 SH       SOLE                        0            76,980
St Jude Medical                COM              790849103    3,268   69,820 SH       SOLE                        0            69,820
StreetTracks Gold Trust        COM              863307104    3,058   65,485 SH       SOLE                    1,900            63,585
Suncor Inc                     COM              867229106      212    3,500 SH       SOLE                        0             3,500
Taro Pharmaceutical            COM              M8737E108    1,373   53,350 SH       SOLE                   47,200             6,150
TriPath Imaging                COM              896942109    1,133  160,500 SH       SOLE                   28,500           132,000
Ultrapar Participa ADR         COM              90400P101      368   21,325 SH       SOLE                      575            20,750
Unilever PLC ADR               COM              904767704    2,917   69,100 SH       SOLE                   69,100                 0
Unitrin Inc                    COM              913275103      275    5,800 SH       SOLE                        0             5,800
Valero Energy Corp             COM              91913Y100    4,525   40,020 SH       SOLE                        0            40,020
Vimpel-Communications          COM              68370R109      296    6,650 SH       SOLE                        0             6,650
Vodafone Group PLC             COM              92857T107      337   12,985 SH       SOLE                    2,200            10,785
Walgreen Co.                   COM              931422109    2,031   46,750 SH       SOLE                   45,550             1,200